LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Long-term Investments
SCHEDULE OF LONG-TERM INVESTMENTS

	For the year ended December 31,
	2022	2023
	RMB	RMB
Equity method investments
Shanghai Keshen Information Technology Co., Ltd.	14,146	13,165
Beijing Lingshang Chunding Technology Co., Ltd.	-	-
Total equity method investments	14,146	13,165

Other equity investments
Shanghai Yuhuan Information System Co.Ltd.	18,784	18,784
Beijing Hujingtiaoyue Technology Co., Ltd.	11,000	11,000
Xinyu Hongling Investment Management Center (limited Partnership)	14,600	11,100
Total other equity investments	44,384	40,884
Total long-term investments	58,530	54,049